SCHEDULE OF CREDIT FACILITY AND FINANCING COSTS (Details) - Dec. 31, 2025	USD ($)	CAD ($)
IfrsStatementLineItems [Line Items]
Credit facility	$ 5,814,407
Financing costs	67,920
Credit Facility (net of financing costs)	5,746,487
Financial liability [member]
IfrsStatementLineItems [Line Items]
Credit facility	5,433,854
Financing costs	63,475
Credit Facility (net of financing costs)	5,370,379
Warrants [member]
IfrsStatementLineItems [Line Items]
Credit facility	380,553
Financing costs	4,445	$ 6,299
Credit Facility (net of financing costs)	$ 376,108